SCHEDULE OF RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Details) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Right-of-use assets	$ 509,553	$ 647,150
Lease liabilities - Current	(303,570)	(264,130)
Lease liabilities - Non-Current	(229,276)	(388,396)
Total	$ (532,846)	$ (652,526)